Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employee related payables	$ 2,225,906	$ 2,632,334
Accrued expenses	5,694,788	1,323,842
VAT, duty and excise tax liability	1,557,733	188,766
Other	35,505	347,848
Total	$ 9,513,932	$ 4,492,790